Annual Total Returns[BarChart] - SA Invesco Growth Opportunities Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.39%)	17.66%	37.71%	3.81%	(0.76%)	3.93%	24.91%	(4.75%)	28.97%	55.83%